Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Income and Share Data Used In Basic and Diluted EPS Computations

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years Ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
(in thousands, except per share information)
Numerator:
Net loss, basic and diluted	$(27,484)	$(2,154,877)	$(525,166)	$(37,157)
Denominator:
Weighted-average number of common shares outstanding, basic	75,010	21,359	21,315	21,167
Weighted-average number of common shares outstanding, diluted	75,010	21,359	21,315	21,167
Loss per share:
Basic	$(0.37)	$(100.89)	$(24.64)	$(1.76)
Diluted	$(0.37)	$(100.89)	$(24.64)	$(1.76)

Share Effects of Share-Based Compensation Awards Excluded from Computations of Diluted EPS

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years Ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
(in thousands)
Share-based compensation awards	161	314	349	1,217